Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before income taxes consists of the following:

	Years ended December 31,
	2015	2014	2013
	(in thousands)
Luxembourg	$94,558	$36,783	$55,904
United States	4,812	3,631	206
Other Jurisdictions	55,731	193,463	(8,085)
Total	$155,101	$233,877	$48,025

Components of Income Tax (Provision) Benefit
The components of income tax (provision) / benefit consists of the following:

	Years ended December 31,
	2015	2014	2013
	(in thousands)
Current income tax expense:
Luxembourg	$(1,107)	$(979)	$(816)
United States	(2,347)	(6,030)	(1,885)
Other Foreign	(15,577)	(19,950)	(22,941)
Total current	$(19,031)	$(26,959)	$(25,642)
Deferred tax benefit (expense):
Luxembourg	$(2,908)	$(1)	$(32)
United States	(1,071)	4,281	2,053
Other Foreign	(5,861)	(22,941)	1,098
Total deferred	$(9,840)	$(18,661)	$3,119
Income tax expense	$(28,871)	$(45,620)	$(22,523)

Reconciliation Between Luxembourg Statutory Rate and Our Effective Tax Rate
A reconciliation between the Luxembourg statutory rate of 29.2% for the years ended December 31, 2015, 2014 and 2013 and our effective tax rate is as follows:

	Years ended December 31,
	2015	2014	2013
Statutory rate	29.2%	29.2%	29.2%
Effect of tax rates different than the Luxembourg statutory tax rate	(22.5)%	(27.6)%	25.2%
Change in valuation allowance	10.6%	10.2%	(9.0)%
Changes in unrecognized tax benefits	1.9%	10.1%	1.9%
Equity based compensation shortfall	1.4%	—%	—%
Adjustments related to prior years	(2.0)%	(2.4)%	(0.4)%
Effective tax rate	18.6%	19.5%	46.9%

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities consists of the following:

	December 31,
	2015	2014
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$40,422	$33,537
Depreciation and amortization	62,702	54,815
Accrued payroll expenses	7,662	9,086
Deferred revenue	8,851	19,107
Other	2,025	1,187
Deferred tax assets	121,662	117,732
Less: valuation allowance	(94,422)	(78,328)
Total deferred tax assets	$27,240	$39,404
Deferred tax liabilities:
Depreciation and amortization	$(3,642)	$—
Deferred expenses	(12,483)	(21,937)
Other	(1,817)	(1,220)
Total deferred tax liabilities	$(17,942)	$(23,157)
Net deferred tax assets	$9,298	$16,247

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2015 and 2014 is as follows:

	December 31,
	2015	2014
	(in thousands)
Balance, beginning of year	$23,248	$736
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	1,327	3,473
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	(9,592)	—
Increases in unrecognized tax benefits as a result of tax positions taken during current year	9,931	19,039
Balance, end of year	$24,914	$23,248